Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	N-1A/A
Period End Date	dei_DocumentPeriodEndDate	Jan. 29, 2025
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS ETF TRUST
CIK	dei_EntityCentralIndexKey	0001590402
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2025
Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2025
Prospectus Date	rr_ProspectusDate	Jan. 29, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Cohen and Steers Real Estate Active ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSRE
Cohen and Steers Preferred and Income Opportunities Active ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSPF
Cohen and Steers Natural Resources Active ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSNR